Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Current assets	$ 2,445,271,447	¥ 17,023,490,766	¥ 14,489,143,692
Short-term loan principal and financing service fee receivables, net deferred origination costs, from consolidated trust	219,600,990	1,528,818,175	569,834,399
Allowance for finance lease receivable net current	3,555,090	24,749,828	10,135,319
Finance lease receivable unearned revenue current	3,115,821	21,691,725	31,533,522
Allowance for the receivables from suppliers, current	3,915,652	27,259,988	15,121,668
Non-current assets	192,207,878	1,338,112,804	1,764,231,110
Allowance of long-term loan principal and financing service fee receivables	4,988	34,726	15,500,802
Allowance for finance lease receivable, non-current	2,180,931	15,183,208	18,630,094
Finance lease receivable unearned revenue non-current	7,233,063	50,355,135	163,062,580
Current liabilities	559,815,166	3,897,321,228	5,019,361,546
Guarantee liabilities	37,844,512	263,465,921	302,604,578
Risk assurance liabilities	180,177,741	1,254,361,399	0
Non-current liabilities	$ 364,881,312	¥ 2,540,230,713	¥ 413,400,000
Class A Voting Ordinary Shares [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	656,508,828	656,508,828	656,508,828
Common stock, shares issued	200,711,030	200,711,030	243,425,092
Common stock, shares outstanding	190,238,854	190,238,854	232,952,916
Class B Voting Ordinary Shares [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	63,491,172	63,491,172	63,491,172
Common stock, shares issued	63,491,172	63,491,172	63,491,172
Common stock, shares outstanding	63,491,172	63,491,172	63,491,172
Variable Interest Entity [Member]
Current assets	$ 2,138,000,328	¥ 14,884,330,679	¥ 11,890,451,350
Non-current assets	138,968,550	967,471,254	1,066,321,556
Current liabilities	682,259,920	4,749,757,109	5,045,698,262
Non-current liabilities	15,667,787	109,076,000	413,400,000
Consolidated Trusts [Member]
Current assets	578,298,995	4,026,001,945	3,275,586,672
Non-current assets	$ 60,844	¥ 423,585	¥ 51,541,094